Note 13 - Benefit Payments Expected to Be Paid (Details) ¥ in Thousands	Mar. 31, 2016 JPY (¥)
2017	¥ 94,235
2018	119,570
2019	132,585
2020	151,505
2021	195,246
2022–2026	1,708,740
Total	¥ 2,401,881